Exhibit 99.1

World Omni Auto Receivables Trust 2019-A
Monthly Servicer Certificate
July 31, 2021

Dates Covered
Collections Period	07/01/21 - 07/31/21
Interest Accrual Period	07/15/21 - 08/15/21
30/360 Days	30
Actual/360 Days	32
Distribution Date	08/16/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/21	317,574,790.17	20,669
Yield Supplement Overcollateralization Amount 06/30/21	12,278,455.39	0
Receivables Balance 06/30/21	329,853,245.56	20,669
Principal Payments	17,342,993.07	536
Defaulted Receivables	231,292.68	17
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/21	11,345,293.53	0
Pool Balance at 07/31/21	300,933,666.28	20,116

Pool Statistics	$ Amount	# of Accounts
Pool Factor	28.11%
Prepayment ABS Speed	1.43%
Aggregate Starting Principal Balance	1,110,735,192.75	47,003

Delinquent Receivables:
Past Due 31-60 days	2,817,082.83	135
Past Due 61-90 days	689,354.27	37
Past Due 91-120 days	86,663.37	8
Past Due 121+ days	0.00	0
Total	3,593,100.47	180

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.15%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.25%
Delinquency Trigger Occurred	NO

Recoveries	298,000.70
Aggregate Net Losses/(Gains) - July 2021	(66,708.02)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.24%
Prior Net Losses Ratio	0.32%
Second Prior Net Losses Ratio	-0.18%
Third Prior Net Losses Ratio	-0.51%
Four Month Average	-0.15%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.87%

Overcollateralization Target Amount	5,191,340.98
Actual Overcollateralization	5,191,340.98
Weighted Average Contract Rate	3.90%
Weighted Average Contract Rate, Yield Adjusted	6.51%
Weighted Average Remaining Term	37.04

Flow of Funds	$ Amount
Collections	18,693,583.27
Investment Earnings on Cash Accounts	71.82
Servicing Fee	(274,877.70)
Transfer to Collection Account	-
Available Funds	18,418,777.39

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	685,456.57
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,700.83
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	45,931.50
(7) Noteholders' Third Priority Principal Distributable Amount	11,449,782.91
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,191,340.98
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	959,564.60

Total Distributions of Available Funds	18,418,777.39

Servicing Fee	274,877.70
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	988,950,000.00
Original Class B	31,150,000.00
Original Class C	15,570,000.00

Total Class A, B, & C
Note Balance @ 07/15/21	312,383,449.19
Principal Paid	16,641,123.89
Note Balance @ 08/16/21	295,742,325.30

Class A-1
Note Balance @ 07/15/21	0.00
Principal Paid	0.00
Note Balance @ 08/16/21	0.00
Note Factor @ 08/16/21	0.0000000%

Class A-2
Note Balance @ 07/15/21	0.00
Principal Paid	0.00
Note Balance @ 08/16/21	0.00
Note Factor @ 08/16/21	0.0000000%

Class A-3
Note Balance @ 07/15/21	182,713,449.19
Principal Paid	16,641,123.89
Note Balance @ 08/16/21	166,072,325.30
Note Factor @ 08/16/21	47.8594597%

Class A-4
Note Balance @ 07/15/21	82,950,000.00
Principal Paid	0.00
Note Balance @ 08/16/21	82,950,000.00
Note Factor @ 08/16/21	100.0000000%

Class B
Note Balance @ 07/15/21	31,150,000.00
Principal Paid	0.00
Note Balance @ 08/16/21	31,150,000.00
Note Factor @ 08/16/21	100.0000000%

Class C
Note Balance @ 07/15/21	15,570,000.00
Principal Paid	0.00
Note Balance @ 08/16/21	15,570,000.00
Note Factor @ 08/16/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	818,088.90
Total Principal Paid	16,641,123.89
Total Paid	17,459,212.79

Class A-1
Coupon	2.72616%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.02000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.04000%
Interest Paid	462,874.07
Principal Paid	16,641,123.89
Total Paid to A-3 Holders	17,103,997.96

Class A-4
Coupon	3.22000%
Interest Paid	222,582.50
Principal Paid	0.00
Total Paid to A-4 Holders	222,582.50

Class B
Coupon	3.34000%
Interest Paid	86,700.83
Principal Paid	0.00
Total Paid to B Holders	86,700.83

Class C
Coupon	3.54000%
Interest Paid	45,931.50
Principal Paid	0.00
Total Paid to C Holders	45,931.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.7899127
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.0679791
Total Distribution Amount	16.8578918

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.3339310
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	47.9571294
Total A-3 Distribution Amount	49.2910604

A-4 Interest Distribution Amount	2.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.6833333

B Interest Distribution Amount	2.7833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.7833332

C Interest Distribution Amount	2.9500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.9500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	688.04
Noteholders' Principal Distributable Amount	311.96

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/21	2,595,670.49
Investment Earnings	57.53
Investment Earnings Paid	(57.53)
Deposit/(Withdrawal)	-
Balance as of 08/16/21	2,595,670.49
Change	-

Required Reserve Amount	2,595,670.49

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$967,681.73	$1,123,848.33	$764,548.59
Number of Extensions	48	52	33
Ratio of extensions to Beginning of Period Receivables Balance	0.29%	0.32%	0.21%